Commitments and Contingencies (Maximum Exposure or Notional Amount Under Guarantee Contracts) (Detail) - JPY (¥) ¥ in Billions	Sep. 30, 2016	Mar. 31, 2016
Performance guarantees
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	¥ 2,065	¥ 2,110
Guarantees on loans
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	252	297
Guarantees on securities
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	176	203
Other guarantees
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	1,559	1,571
Guarantees for repayment of trust principal
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	433	1,141
Liabilities of trust accounts
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	13,828	12,747
Derivative financial instruments
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	¥ 15,264	¥ 15,792